Acquisition of Barkerville Gold Mines Ltd - Disclosure of detailed information about acquisition of Barkerville Gold Mines Ltd (Details) - Barkerville [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) share shares
Consideration paid
Issuance of 13,560,832 common shares	$ 160,564
Fair value of 183,625,585 Barkerville common shares already held	77,123
Fair value of 1,005,478 Barkerville replacement share options issued	1,912
Fair value of 10,000,000 warrants of Barkerville already held by Osisko and cancelled	589
Transaction costs	1,513
Net consideration paid	241,700
Net assets acquired
Cash and cash equivalents	8,312
Other current assets	4,565
Reclamation deposits	5,361
Plant and equipment	13,968
Mineral properties	247,054
Accounts payable and accrued liabilities	(16,320)
Provision and other liabilities	(21,239)
Net assets acquired	$ 241,700
Number of shares issued | share	13,560,832
Number of shares already held | shares	183,625,585
Number of replacement share options issued | shares	1,005,478
Number of warrants of Barkerville already held by Osisko and cancelled | shares	10,000,000